CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 6,614	$ 5,336	$ 5,159
Other comprehensive income (loss):
Unrealized gain (loss) on available for sale securities	460	1,842	(69)
Tax benefit (expense)	(156)	(627)	23
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	304	1,215	(46)
Loss (gain) recognized in earnings	(169)	16	13
Tax expense (benefit)	57	(5)	(4)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	(112)	11	9
Other comprehensive income (loss), net of tax	192	1,226	(37)
Comprehensive income	$ 6,806	$ 6,562	$ 5,122